Current Liabilites - Trade and Other Payables (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of trade and other payables [line Items]
Trade payables	$ 2,866,144	$ 1,824,901
Other payables and accruals	2,886,044	2,956,828
Total trade and Other current payables	$ 5,752,188	$ 4,781,729